Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Undrawn Loan Commitments Retail (Detail) - Undrawn loan commitments - retail [member] - Retail loans [member] - CAD ($)
$ in Millions
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 235,189	$ 232,381
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	218,144	215,063
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,633	10,693
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,445	1,270
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	4,967	5,355
Stage one exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	233,989	230,957
Stage one exposure [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	217,435	214,176
Stage one exposure [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	10,451	10,402
Stage one exposure [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,271	1,141
Stage one exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	4,832	5,238
Stage two exposure [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,200	1,424
Stage two exposure [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	709	887
Stage two exposure [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	182	291
Stage two exposure [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	174	129
Stage two exposure [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 135	$ 117